Debt - Maturities of Long Term Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
2022		$ 310,432
2023		445,318
2024		42,716
2025		569,806
2026		717,368
Thereafter		7,280,062
Long-term Debt, Excluding Unamortized (Discount) Premium and Debt Issuance Costs, and Current Maturities		9,365,702
Net Discounts		(1,251)
Net Deferred Financing Costs	$ (94,085)	(92,510)	$ (94,110)
Total Long-term Debt (including current portion)	$ 10,234,191	$ 9,271,941	$ 8,703,314